Capital Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies [Abstract]
Contracted but not provided for	$ 222	$ 385	$ 1,001